Employee benefits - Pension and other post-employment benefits - Summary of Composition of Pension and Other Post-employment Benefit Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	$ 18,971	$ 16,528
Defined benefit pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	195	308
Past service costs		(1)
Gains and losses on settlements		(3)
Net interest expense (income)	(162)	(84)
Administrative expense	9	14
Defined benefit pension expense	42	234
Defined contribution pension plans [Member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Defined contribution pension expense	323	250
Defined benefit and contribution pension plans [member] | Pension Expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Total pension and other post-employment benefit expense	365	484
Other post employment benefit [member] | Other post employment benefit expense [Member]
Disclosure of pension and other post employment plan [Line Items]
Current service costs	33	42
Past service costs	(2)	2
Net interest expense (income)	77	63
Remeasurements of other long-term benefits	(1)	(26)
Defined benefit pension expense	107	81
Total pension and other post-employment benefit expense	$ 107	$ 81